                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number           811-00084
                                  ----------------------------------------------

             State Street Research Master Investment Trust
        ------------------------------------------------------------------------
             (Exact name of registrant as specified in charter)

             One Financial Center, Boston, MA 02111
        ------------------------------------------------------------------------
             (Address of principal executive offices)    (Zip code)

             Richard S. Davis, President and Chief Executive Officer
             State Street Research & Management Company
             One Financial Center, Boston, MA 02111
        ------------------------------------------------------------------------
             (Name and address of agent for service)

Registrant's telephone number, including area code: 617-357-1200
                                                   ------------------
Date of fiscal year end:  12/31/04
                        -----------------
Date of reporting period: 01/01/04 - 12/31/04
                         ----------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

ITEM 1 (REPORT TO SHAREHOLDERS): The Annual Report is attached.

                             [LOGO] STATE STREET RESEARCH
                                    Innovative Ideas, Disciplined Investing.(TM)

[graphic omitted]

Investment Trust

December 31, 2004



                                                   Annual Report to Shareholders

-------------------
        PERFORMANCE
-------------------
                  Discussion as of December 31, 2004

How State Street Research Investment Trust Performed
State Street Research Investment Trust (Class A shares, without sales charge) returned 10.35% for the 12-month period ended December 31, 2004. That was slightly less than the S&P 500 Index's return of 10.88% for the same period. However, the fund outperformed the Lipper Large-Cap Core Funds Average, which was 7.79% for the period.

================================================================================
Performance: Class A
--------------------------------------------------------------------------------
Fund average annual total return as of 12/31/04
(does not reflect sales charge)

        1 Year          5 Years          10 Years
        10.35%           -4.33%           9.89%
--------------------------------------------------------------------------------

Fund average annual total return as of 12/31/04
(at maximum applicable sales charge)

        1 Year          5 Years          10 Years
         4.01%           -5.45%           9.24%
--------------------------------------------------------------------------------

S&P 500 Index as of 12/31/04

        1 Year          5 Years          10 Years
        10.88%           -2.30%          12.07%
--------------------------------------------------------------------------------

See pages 3 and 4 for additional performance data for Class A shares and for performance data on other share classes.

Keep in mind that the performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted herein. For the most recent month-end performance results, please call 1-877-773-8637. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average annual total return without sales charge does not reflect the maximum applicable sales charges. If the applicable sales charges were deducted, performance results would be lower.

Average annual total return at maximum applicable sales charge reflects a maximum 5.75% Class A share front-end sales charge.

The S&P 500 Index (officially the "Standard & Poor's 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. The index does not take transaction charges into consideration. It is not possible to invest directly in an index.

The Lipper Large-Cap Core Funds Average shows the performance of a category of mutual funds with similar goals. The Lipper average shows you how well the fund has done compared to competing funds.
================================================================================

Reasons for the Fund's Performance
Concerns over the presidential election, interest rates and terrorism weighed on the markets during the first ten months of the year. However, investors shook off their concerns once the presidential election was resolved, and stocks rallied strongly in the fourth quarter. In this environment, health care, financial services and energy selections benefited performance, as did an overweight in energy stocks. The fund's exposure to integrated oils and utility stocks was lower than that of its benchmark, and this detracted from its return. However, in general, the fund's energy holdings, such as EOG Resources, benefited from elevated commodity prices. Heightened inventories and waning semiconductor demand proved costly in the producer durables and technology sectors.

A Word about Risk
The major risks of stock investing include sudden and unpredictable drops in value and periods of lackluster performance. The fund invests in larger, more established companies, which may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer trends. Many larger companies also cannot sustain the higher growth rates of successful smaller companies during periods of extended economic expansion. The fund may underperform other stock funds during periods when growth and income stocks are out of favor.

================================================================================
Summary Portfolio Schedule
-------------------------------------------------------------------------------

Industries                                                 % of Fund Net Assets
Financial Services                                                 16.9%
-------------------------------------------------------------------------------
Consumer Discretionary                                             16.6%
-------------------------------------------------------------------------------
Technology                                                         14.9%
-------------------------------------------------------------------------------
Health Care                                                        12.7%
-------------------------------------------------------------------------------
Other                                                               8.2%
-------------------------------------------------------------------------------
Consumer Staples                                                    7.6%
-------------------------------------------------------------------------------
Utilities                                                           7.2%
-------------------------------------------------------------------------------
Materials & Processing                                              7.1%
-------------------------------------------------------------------------------
Other Energy                                                        4.7%
-------------------------------------------------------------------------------
Integrated Oils                                                     2.1%
-------------------------------------------------------------------------------
Producer Durables                                                   0.6%
-------------------------------------------------------------------------------
Net Cash                                                            1.4%
-------------------------------------------------------------------------------
Total                                                             100.0%
================================================================================

Because financial markets and mutual fund strategies are constantly evolving, it is possible that the fund's holdings, market stance, outlook for various industries or securities and other matters discussed in this report have changed since this information was prepared. Portfolio changes should not be considered recommendations for action by individual investors.

-----------------
      PERFORMANCE
-----------------
                Discussion as of December 31, 2004

These two pages focus on the fund's long-term track record. While a mutual fund's past performance is not a guarantee of future results, long-term returns can serve as an important context for evaluating recent performance. There are three ways of measuring long-term performance: cumulative total returns, average annual total returns and the change in dollar value over time of a given investment. Information about these measures follows, while the share class boxes contain the results of these measures for each share class.

Cumulative Total Return
Represents the total percentage you would have earned or lost if you had invested a lump sum in the fund and left it there until the end of the period indicated.

Average Annual Total Return
Represents the rate you would have had to earn during each year of a given time period in order to end up with the fund's actual cumulative return for those years. In reality, of course, fund performance varies from year to year. Because of this, a fund's actual performance for a given year may be higher or lower than an average annual performance figure.

$10,000 Over Ten Years
Similar to cumulative total return, but uses dollars rather than percentages, and assumes that the lump sum you invested was $10,000 (less the applicable maximum sales charge, if any) and compares fund performance to the performance of a market index.

================================================================================
Class A

                                                                  Life of Fund
                           1 Year      5 Years      10 Years        (7/29/24)
------------------------------------------------------------------------------
Cumulative Total
Return (does not reflect
sales charge)              10.35%       -19.85%     156.87%      1,086,424.79%
------------------------------------------------------------------------------
Cumulative Total
Return (at maximum
applicable sales charge)    4.01%       -24.46%     142.10%      1,022,625.75%
------------------------------------------------------------------------------
Average Annual Total
Return (at maximum
applicable sales charge)    4.01%        -5.45%       9.24%             12.16%
------------------------------------------------------------------------------

 [THE FOLLOWING WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

$10,000 Over 10 Years
(reflects maximum applicable sales charge)

                                S&P 500
               Class A           Index
               -------          -------
               $10,000          $10,000
'95             13,285           13,757
'96             16,078           16,916
'97             20,726           22,562
'98             26,761           29,010
'99             32,047           35,115
'99             30,157           31,924
'01             24,595           28,130
'02             17,927           21,916
'03             23,277           28,204
'04             25,687           31,268

================================================================================

================================================================================
Class B(1)

                                                                Life of Fund
                           1 Year     5 Years      10 Years       (7/29/24)
------------------------------------------------------------------------------
Cumulative Total
Return (does not reflect
sales charge)              9.59%       -22.65%     138.89%      999,174.92%
------------------------------------------------------------------------------
Cumulative Total
Return (at maximum
applicable sales charge)   4.59%       -24.04%     138.89%      997,882.25%
------------------------------------------------------------------------------
Average Annual Total
Return (at maximum
applicable sales charge)   4.59%        -5.35%       9.10%           12.12%
------------------------------------------------------------------------------

 [THE FOLLOWING WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

$10,000 Over 10 Years
(reflects maximum applicable sales charge)

                                S&P 500
              Class B(1)         Index
              ----------        -------
               $10,000          $10,000
'95             13,186           13,757
'96             15,844           16,916
'97             20,249           22,562
'98             25,971           29,010
'99             30,883           35,115
'00             28,849           31,924
'01             23,391           28,130
'02             16,896           21,916
'03             21,798           28,204
'04             23,889           31,268

================================================================================

Keep in mind that the performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted herein. For the most recent month-end performance results, please call 1-877-773-8637. The fund's share price, yield and return will fluctuate, and you may have a gain or a loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions, or the redemption of fund shares. Performance includes periods prior to the creation of share classes, which resulted in new 12b-1 fees and which will reduce subsequent performance. During the periods prior to 1990 when shares of the fund were not offered to the general public, the fund was not subject to the cash inflows and higher redemptions and expenses that have occurred during the fund's current continuous public offering.

Cumulative Total Return without sales charge does not reflect the maximum applicable sales charges. If the applicable sales charges were deducted, performance results would be lower.


                                        State Street Research Investment Trust 3

================================================================================
Class B (only available through exchanges from another Class B account)

                                                                  Life of Fund
                           1 Year      5 Years      10 Years        (7/29/24)
------------------------------------------------------------------------------
Cumulative Total
Return (does not reflect
sales charge)              10.83%       -19.46%     148.91%      1,041,080.99%
------------------------------------------------------------------------------
Cumulative Total
Return (at maximum
applicable sales charge)    5.83%       -20.88%     148.91%      1,039,735.57%
------------------------------------------------------------------------------
Average Annual Total
Return (at maximum
applicable sales charge)    5.83%        -4.58%       9.55%             12.18%
------------------------------------------------------------------------------

 [THE FOLLOWING WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

$10,000 Over 10 Years
(reflects maximum applicable sales charge)

                                S&P 500
               Class B           Index
               -------          -------
               $10,000          $10,000
'95             13,186           13,757
'96             15,844           16,916
'97             20,249           22,562
'98             25,971           29,010
'99             30,904           35,115
'00             29,008           31,924
'01             23,557           28,130
'02             17,186           21,916
'03             22,458           28,204
'04             24,891           31,268

================================================================================

================================================================================
Class C

                                                                Life of Fund
                           1 Year     5 Years      10 Years       (7/29/24)
------------------------------------------------------------------------------
Cumulative Total
Return (does not reflect
sales charge)              9.67%       -22.57%     138.67%      999,474.50%
------------------------------------------------------------------------------
Cumulative Total
Return (at maximum
applicable sales charge)   8.67%       -22.57%     138.67%      998,181.45%
------------------------------------------------------------------------------
Average Annual Total
Return (at maximum
applicable sales charge)   8.67%        -4.99%       9.09%           12.12%
------------------------------------------------------------------------------

 [THE FOLLOWING WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

$10,000 Over 10 Years
(reflects maximum applicable sales charge)

                                S&P 500
               Class C           Index
               -------          -------
               $10,000          $10,000
'95             13,175           13,757
'96             15,822           16,916
'97             20,240           22,562
'98             25,937           29,010
'99             30,827           35,115
'00             28,803           31,924
'01             23,348           28,130
'02             16,886           21,916
'03             21,763           28,204
'04             23,867           31,268

================================================================================

================================================================================
Class S

                                                                  Life of Fund
                           1 Year      5 Years      10 Years           (7/29/24)
------------------------------------------------------------------------------
Cumulative Total
Return (does not reflect
sales charge)              10.68%       -18.65%     163.84%      1,123,205.90%
------------------------------------------------------------------------------
Cumulative Total
Return (at maximum
applicable sales charge)   10.68%       -18.65%     163.84%      1,121,757.26%
------------------------------------------------------------------------------
Average Annual Total
Return (at maximum
applicable sales charge)   10.68%        -4.04%      10.19%             12.29%
------------------------------------------------------------------------------

 [THE FOLLOWING WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

$10,000 Over 10 Years
(reflects maximum applicable sales charge)

                                S&P 500
               Class S           Index
               -------          -------
               $10,000          $10,000
'95             13,307           13,757
'96             16,166           16,916
'97             20,867           22,562
'98             27,024           29,010
'99             32,433           35,115
'00             30,603           31,924
'01             25,066           28,130
'02             18,315           21,916
'03             23,839           28,204
'04             26,384           31,268

================================================================================

Cumulative and Average Annual Total Return at maximum applicable sales charge reflect a maximum 5.75% Class A share front-end sales charge, or 5% Class B(1) or Class B share or 1% Class C share contingent deferred sales charge, where applicable. Performance for Class B(1) shares reflects Class B share performance through December 31, 1998, and Class B(1) performance thereafter. If the returns of Class B(1) shares had reflected their current service/ distribution on (Rule 12b-1) fees for the entire period, returns would have been lower. Class S shares, offered without sales charge, are available through certain retirement plans and special programs.

The S&P 500 Index (officially, the "Standard & Poor's 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. The index is unmanaged and does not take transaction charges into consideration. It is not possible to invest directly in the index.

About Your Fund Expenses
As a fund shareholder, you incur two types of costs: (1) Transaction costs, which include sales charges, and (2) ongoing expenses, which include management fees, service/distribution fees (12b-l) and "other" expenses. The examples below illustrate the ongoing cost in dollars of investing in the fund and allow you to compare these costs with the expenses of other funds. The examples are based on a $1,000 investment at the beginning of the period and held for the entire period from June 30, 2004, to December 31, 2004.

Actual Fund Return is based on the fund's actual return and expenses. To estimate the ongoing expenses you paid during the entire period shown, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number shown for your fund under the column "Expenses Paid during the Period".

Hypothetical 5% Return is based on the fund's actual expense ratio and an assumed rate of 5% per year before expenses. Please note that the return used is not the fund's actual return; therefore, this information may not be used to estimate your actual ending balance and expenses paid during the period. To compare your fund's ongoing expenses with those of other funds, simply compare this 5% hypothetical example with the 5% hypothetical examples shown in the shareholder reports of other funds.

====================================================================================
                            Beginning       Ending         Expenses
                             Account       Account           Paid         Annualized
Six months ended              Value         Value           during          Expense
12/31/04                     6/30/04       12/31/04         Period*          Ratio
------------------------------------------------------------------------------------
Actual Fund Return
------------------------------------------------------------------------------------
Class A                       $1,000      $1,073.23          $5.81           1.12%
------------------------------------------------------------------------------------
Class B(1)                    $1,000      $1,069.04          $9.41           1.82%
------------------------------------------------------------------------------------
Class B                       $1,000      $1,075.84          $4.26           0.82%
------------------------------------------------------------------------------------
Class C                       $1,000      $1,069.92          $9.42           1.82%
------------------------------------------------------------------------------------
Class S                       $1,000      $1,074.19          $4.25           0.82%
------------------------------------------------------------------------------------
Hypothetical 5% Return
------------------------------------------------------------------------------------
Class A                       $1,000      $1,019.40          $5.65           1.12%
------------------------------------------------------------------------------------
Class B(1)                    $1,000      $1,015.90          $9.17           1.82%
------------------------------------------------------------------------------------
Class B                       $1,000      $1,020.90          $4.14           0.82%
------------------------------------------------------------------------------------
Class C                       $1,000      $1,015.90          $9.17           1.82%
------------------------------------------------------------------------------------
Class S                       $1,000      $1,020.90          $4.14           0.82%

* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period and then divided by the number of days in the year.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transactional expenses such as sales charges, which would result in higher total expenses. It should also be noted that, for certain funds, expenses have been subsidized or reduced through expense offset arrangements, which reduces costs for shareholders. Generally, the fund expects that the expense subsidy or expense offset arrangement will continue although there is no guarantee that it will. Please see the fund's prospectus for more information.


                                        State Street Research Investment Trust 5

-----------------
        PORTFOLIO
-----------------
                Holdings

December 31, 2004

Issuer                                                                             Shares                  Value
-----------------------------------------------------------------------------------------------------------------
Common Stocks 98.6%
Consumer Discretionary 16.6%
Casinos/Gambling, Hotel/Motel 1.0%
International Game Technology Inc.^ ....................................           401,800         $   13,813,884
                                                                                                   --------------
Commercial Services 1.7%
Accenture Ltd.* ........................................................           608,300             16,424,100
IAC/InterActiveCorp*^ ..................................................           315,600              8,716,872
                                                                                                   --------------
                                                                                                       25,140,972
                                                                                                   --------------
Communications, Media & Entertainment 3.8%
News Corp.^ ............................................................         1,439,600             27,640,320
Time Warner Inc.* ......................................................         1,377,400             26,776,656
                                                                                                   --------------
                                                                                                       54,416,976
                                                                                                   --------------
Consumer Electronics 1.5%
Yahoo! Inc.* ...........................................................           577,700             21,767,736
                                                                                                   --------------
Restaurants 1.6%
McDonald's Corp. .......................................................           728,100             23,342,886
                                                                                                   --------------
Retail 5.9%
Circuit City Stores Inc.^ ..............................................           643,800             10,069,032
Home Depot Inc. ........................................................           568,950             24,316,923
Kohl's Corp.* ..........................................................           303,800             14,937,846
Staples Inc. ...........................................................           544,300             18,348,353
Target Corp. ...........................................................           335,800             17,438,094
                                                                                                   --------------
                                                                                                       85,110,248
                                                                                                   --------------
Shoes 1.1%
Nike Inc. Cl. B ........................................................           176,800             16,033,992
                                                                                                   --------------
Total Consumer Discretionary ...................................................................      239,626,694
                                                                                                   --------------
Consumer Staples 7.6%
Beverages 1.6%
PepsiCo Inc. ...........................................................           445,700             23,265,540
                                                                                                   --------------
Drug & Grocery Store Chains 1.8%
CVS Corp. ..............................................................           555,800             25,049,906
                                                                                                   --------------
Foods 1.1%
Kellogg Co. ............................................................           336,300             15,019,158
                                                                                                   --------------
Household Products 1.6%
Procter & Gamble Co. ...................................................           425,500             23,436,540
                                                                                                   --------------
Tobacco 1.5%
Altria Group Inc. ......................................................           362,600             22,154,860
                                                                                                   --------------
Total Consumer Staples .........................................................................      108,926,004
                                                                                                   --------------
Financial Services 16.9%
Banks & Savings & Loan 4.3%
Bank of America Corp. ..................................................           405,100             19,035,649
Goldman Sachs Group Inc. ...............................................           146,500             15,241,860
JPMorgan Chase & Co. ...................................................           440,400             17,180,004
North Fork Bancorp Inc. ................................................           354,150             10,217,228
                                                                                                   --------------
                                                                                                       61,674,741
                                                                                                   --------------

Issuer                                                                             Shares                  Value
-----------------------------------------------------------------------------------------------------------------
Insurance 2.7%
Allstate Corp. .........................................................           147,800         $    7,644,216
American International Group Inc. ......................................           352,351             23,138,890
Prudential Financial Inc. ..............................................           143,700              7,897,752
                                                                                                   --------------
                                                                                                       38,680,858
                                                                                                   --------------
Miscellaneous Financial 7.2%
AMBAC Financial Group Inc. .............................................            91,900              7,547,747
American Express Co. ...................................................           397,800             22,423,986
CIT Group Inc. .........................................................           513,600             23,533,152
Citigroup Inc. .........................................................           523,400             25,217,412
SLM Corp. ..............................................................           316,900             16,919,291
Willis Group Holdings Ltd.^ ............................................           195,931              8,066,479
                                                                                                   --------------
                                                                                                      103,708,067
                                                                                                   --------------
Securities Brokerage & Services 2.7%
Franklin Resources Inc. ................................................           240,450             16,747,342
Lehman Brothers Holdings Inc. ..........................................           254,900             22,298,652
                                                                                                   --------------
                                                                                                       39,045,994
                                                                                                   --------------
Total Financial Services .......................................................................      243,109,660
                                                                                                   --------------
Health Care 12.7%
Drugs & Biotechnology 9.4%
Amgen Inc.* ............................................................           326,700             20,957,805
Baxter International Inc. ..............................................           518,500             17,908,990
Johnson & Johnson Inc. .................................................           344,000             21,816,480
Merck & Co. Inc. .......................................................           408,300             13,122,762
Novartis AG ADR ........................................................           689,200             34,832,168
Pfizer Inc. ............................................................           577,625             15,532,336
Wyeth ..................................................................           266,800             11,363,012
                                                                                                   --------------
                                                                                                      135,533,553
                                                                                                   --------------
Health Care Services 2.6%
Aetna Inc. .............................................................            60,500              7,547,375
Caremark Rx Inc.* ......................................................           547,100             21,572,153
UnitedHealth Group Inc. ................................................            85,000              7,482,550
                                                                                                   --------------
                                                                                                       36,602,078
                                                                                                   --------------
Hospital Supply 0.7%
Guidant Corp. ..........................................................           140,600             10,137,260
                                                                                                   --------------
Total Health Care ..............................................................................      182,272,891
                                                                                                   --------------
Integrated Oils 2.1%
Integrated International 2.1%
Exxon Mobil Corp. ......................................................           432,200             22,154,572
Total SA ADR^ ..........................................................            70,100              7,699,784
                                                                                                   --------------
Total Integrated Oils ..........................................................................       29,854,356
                                                                                                   --------------
Materials & Processing 7.1%
Agriculture 0.8%
Monsanto Co.^ ..........................................................           200,300             11,126,665
                                                                                                   --------------
Chemicals 4.0%
Dow Chemical Co. .......................................................           339,100             16,788,841
Lyondell Chemical Co. ..................................................           189,700              5,486,124
Praxair Inc. ...........................................................           433,900             19,156,685
Sherwin-Williams Co. ...................................................           360,400             16,084,652
                                                                                                   --------------
                                                                                                       57,516,302
                                                                                                   --------------
Forest Products 0.8%
Weyerhaeuser Co.^ ......................................................           171,000             11,494,620
                                                                                                   --------------
Gold & Precious Metals 1.0%
Newmont Mining Corp.^ ..................................................           346,080             15,369,413
                                                                                                   --------------
Paper & Forest Products 0.5%
International Paper Co. ................................................           175,700              7,379,400
                                                                                                   --------------
Total Materials & Processing ...................................................................      102,886,400
                                                                                                   --------------


6 The notes are an integral part of the financial statements.

Issuer                                                                          Shares           Value
---------------------------------------------------------------------------------------------------------
Other 8.2%
Multi-Sector 8.2%
General Electric Co. .....................................................   1,460,400     $   53,304,600
ITT Industries Inc.^ .....................................................     240,300         20,293,335
Tyco International Ltd. ..................................................   1,257,000         44,925,180
                                                                                           --------------
Total Other ............................................................................      118,523,115
                                                                                           --------------
Other Energy 4.7%
Miscellaneous Energy 0.9%
CONSOL Energy Inc.^ ......................................................     332,800         13,661,440
                                                                                           --------------
Oil & Gas Producers 2.0%
EOG Resources Inc. .......................................................     286,600         20,451,776
Newfield Exploration Co.*^ ...............................................     135,300          7,989,465
                                                                                           --------------
                                                                                               28,441,241
                                                                                           --------------
Oil Well Equipment & Services 1.8%
Nabors Industries Ltd.* ..................................................     174,700          8,960,363
Schlumberger Ltd. ........................................................     250,700         16,784,365
                                                                                           --------------
                                                                                               25,744,728
                                                                                           --------------
Total Other Energy .....................................................................       67,847,409
                                                                                           --------------
Producer Durables 0.6%
Homebuilding 0.6%
Pulte Corp. ..............................................................     142,200          9,072,360
                                                                                           --------------
Total Producer Durables ................................................................        9,072,360
                                                                                           --------------
Technology 14.9%
Communications Technology 2.8%
Cisco Systems Inc.* ......................................................     695,700         13,427,010
Motorola Inc. ............................................................     570,300          9,809,160
QUALCOMM Inc. ............................................................     398,600         16,900,640
                                                                                           --------------
                                                                                               40,136,810
                                                                                           --------------
Computer Software 5.3%
Microsoft Corp. ..........................................................   1,863,300         49,768,743
Oracle Corp.* ............................................................   1,994,000         27,357,680
                                                                                           --------------
                                                                                               77,126,423
                                                                                           --------------
Computer Technology 3.1%
Dell Inc.* ...............................................................     425,500         17,930,570
International Business Machines Corp.                                          268,600         26,478,588
                                                                                           --------------
                                                                                               44,409,158
                                                                                           --------------
Electronics 2.2%
General Dynamics Corp. ...................................................     132,400         13,849,040
Raytheon Co. .............................................................     456,200         17,714,246
                                                                                           --------------
                                                                                               31,563,286
                                                                                           --------------
Electronics: Semiconductors/Components 1.5%
Intel Corp. ..............................................................     897,300         20,987,847
Taiwan Semiconductor Manufacturing
  Co. Ltd.^ ..............................................................           2                 17
                                                                                           --------------
                                                                                               20,987,864
                                                                                           --------------
Total Technology .......................................................................      214,223,541
                                                                                           --------------
Utilities 7.2%
Cable Television & Radio 1.9%
Comcast Corp.* ...........................................................     827,200         27,165,248
                                                                                           --------------
Telecommunications 5.3%
Nextel Communications Inc. Cl. A* ........................................     700,700         21,021,000
Sprint Corp. .............................................................     903,100         22,442,035
Verizon Communications Inc. ..............................................     469,200         19,007,292
Vodafone Group plc ADR ...................................................     538,100         14,733,178
                                                                                           --------------
                                                                                               77,203,505
                                                                                           --------------
Total Utilities ........................................................................      104,368,753
                                                                                           --------------
Total Common Stocks (Cost $1,042,569,367) ..............................................    1,420,711,183
                                                                                           --------------

Issuer                                              Shares            Value
-------------------------------------------------------------------------------
Short-Term Investments 3.7%
State Street Navigator
  Securities Lending Prime Portfolio .........   53,465,159     $   53,465,159
                                                                --------------
Total Short-Term Investments (Cost $53,465,159) .............       53,465,159
                                                                --------------

                                Maturity       Amount of
                                  Date         Principal
                              -----------   --------------
Commercial Paper 1.6%
UBS Finance Inc., 2.20% ..... 1/03/2005     $ 4,764,000            4,763,418
UBS Finance Inc., 2.39% ..... 1/04/2005       8,114,000            8,112,384
UBS Finance Inc., 2.37% ..... 1/05/2005      10,000,000            9,997,366
                                                              --------------
Total Commercial Paper (Cost $22,873,168) ................        22,873,168
                                                              --------------

                                                  % of
                                                Net Assets
                                              ------------
Summary of Portfolio Assets
Investments (Cost $1,118,907,694) .........       103.9%       1,497,049,510
Other Assets, Less Liabilities ............        (3.9%)        (55,916,593)
                                                  -----        -------------
Net Assets ................................       100.0%      $1,441,132,917
                                                  =====       ==============

*   Denotes a security which has not paid a dividend during the last year.

^ All or a portion of this security is being held on loan. As of December 31, 2004, the value of securities loaned was $52,028,600.

ADR Stands for American Depositary Receipt.

Federal Income Tax Information
At December 31, 2004, the net unrealized
appreciation of investments based on cost for federal
income tax purposes of $1,119,213,532 was as
follows:
Aggregate gross unrealized appreciation for all
investments in which there is an excess of value over
tax cost                                                        $378,450,994
Aggregate gross unrealized depreciation for all
investments in which there is an excess of tax cost
over value                                                          (615,016)
                                                                ------------
                                                                $377,835,978
                                                                ============

The notes are an integral part of the financial statements.

                                        State Street Research Investment Trust 7

-----------------
        FINANCIAL
-----------------
                Statements


Statement of Assets and Liabilities
--------------------------------------------------------------------------------
December 31, 2004

Assets
Investments, at value (Cost $1,118,907,694) (Note 1) .....    $1,497,049,510
Receivable for securities sold ...........................         4,119,437
Dividends receivable .....................................         2,002,729
Receivable for fund shares sold ..........................           111,073
Other assets .............................................            33,481
                                                              --------------
                                                               1,503,316,230
                                                              --------------
Liabilities
Payable for collateral received on securities loaned .....        53,465,159
Payable for fund shares redeemed .........................         5,861,293
Accrued transfer agent and shareholder services ..........         1,358,984
Accrued management fee ...................................           669,546
Accrued distribution and service fees ....................           398,351
Payable to custodian .....................................           249,918
Accrued administration fee ...............................            10,407
Accrued trustees' fee ....................................             6,159
Other accrued expenses ...................................           163,496
                                                              --------------
                                                                  62,183,313
                                                              --------------
Net Assets ...............................................    $1,441,132,917
                                                              ==============
Net Assets consist of:
  Undistributed net investment income ....................    $      655,370
  Unrealized appreciation of investments .................       378,141,816
  Accumulated net realized loss ..........................      (312,390,359)
  Paid in capital ........................................     1,374,726,090
                                                              --------------
                                                              $1,441,132,917
                                                              ==============

                    Net Asset Value (NAV) of Each Share Class

Except where noted, the NAV is the offering and the redemption price for each class.

Class       Net Assets    [divided by]   Number of Shares   =     NAV
A          $439,925,054                     43,652,086          $10.08*
B(1)       $258,084,711                     26,880,290          $ 9.60**
B          $174,040,226                     17,699,588          $ 9.83**
C          $ 25,509,504                      2,647,584          $ 9.64**
S          $543,573,422                     53,222,363          $10.21

*  Maximum offering price per share = $10.69 ($10.08 [divided by] 0.9425)

** When you sell Class B(1), Class B or Class C shares, you receive the net asset value minus deferred sales charge, if any.

Statement of Operations
--------------------------------------------------------------------------------
For the year ended December 31, 2004

Investment Income
Dividends, net of foreign taxes of $152,489
  (Note 1) ...............................................   $ 23,699,184
Interest (Note 1) ........................................        364,423
Securities lending income (Note 1) .......................        108,528
                                                             ------------
                                                               24,172,135
                                                             ------------
Expenses
Management fee (Note 2) ..................................      7,270,745
Transfer agent and shareholder services (Note 2) .........      3,944,404
Distribution and service fees - Class A (Note 4) .........      1,276,280
Distribution and service fees - Class B(1) (Note 4) ......      2,580,539
Distribution and service fees - Class C (Note 4) .........        277,310
Custodian fee ............................................        378,890
Reports to shareholders ..................................        300,470
Administration fee (Note 2) ..............................        110,725
Registration fees ........................................         63,000
Trustees' fees (Note 2) ..................................         61,721
Audit fee ................................................         29,736
Legal fees ...............................................          9,790
Miscellaneous ............................................        138,129
                                                             ------------
                                                               16,441,739
Fees paid indirectly (Note 2) ............................       (115,878)
                                                             ------------
                                                               16,325,861
                                                             ------------
                                                                7,846,274
Reimbursement of distribution fees (Note 4) ..............        271,697
                                                             ------------
Net investment income ....................................      8,117,971
                                                             ------------
Realized and Unrealized Gain (Loss) on
Investments
Net increase from payments by affiliate (Note 2) .........      1,125,840
Net realized gain on investments (Notes 1 and 3) .........    178,154,255
Change in unrealized depreciation of investments .........    (46,838,258)
                                                             ------------
Net gain on investments ..................................    132,441,837
                                                             ------------
Net increase in net assets resulting from operations .....   $140,559,808
                                                             ============


8 The notes are an integral part of the financial statements.

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                             Years ended December 31
                                      -------------------------------------
                                             2004                 2003
                                      -------------------------------------
Increase (Decrease) In Net Assets
Operations:
Net investment income .............    $    8,117,971       $    3,618,270
Net increase from payment
  by affiliate ....................         1,125,840                   --
Net realized gain on
  investments .....................       178,154,255           45,684,153
Change in unrealized
  appreciation
  (depreciation) of
  investments .....................       (46,838,258)         322,089,172
                                      -------------------------------------
Net increase resulting
  from operations .................       140,559,808          371,391,595
                                      -------------------------------------
Dividends from net
  investment income:
  Class A .........................        (2,180,866)                  --
  Class B .........................        (3,286,640)                  --
  Class S .........................        (5,573,760)          (1,876,380)
                                      -------------------------------------
                                          (11,041,266)          (1,876,380)
                                      -------------------------------------
Net decrease from fund share
  transactions (Note 6) ...........      (229,829,122)        (223,775,410)
                                      -------------------------------------
Total increase (decrease) in
  net assets ......................      (100,310,580)         145,739,805
Net Assets
Beginning of year .................     1,541,443,497        1,395,703,692
                                      -------------------------------------
End of year (including
undistributed net investment
income of $655,370 and
$3,567,851, respectively) .........    $1,441,132,917       $1,541,443,497
                                      =====================================


Notes to Financial Statements
--------------------------------------------------------------------------------

December 31, 2004

Note 1
State Street Research Investment Trust is a series of State Street Research Master Investment Trust (the "Trust"), which is organized as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The investment objective of the fund is long-term growth of capital and, secondarily, long-term growth of income. Under normal market conditions, the fund invests at least 65% of its net assets in stocks and convertible securities that have long-term growth potential. In seeking to achieve its investment objective, the fund generally attempts to identify the industries that over the long term will grow faster than the economy as a whole.

The fund offers five classes of shares. Class A shares are subject to an initial sales charge of up to 5.75% and pay annual service and distribution fees equal to 0.30% of average daily net assets. Class B(1) shares pay annual service and distribution fees of 1.00% of average daily net assets and automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) shares are subject to a contingent deferred sales charge on certain redemptions made within six years of purchase. Class B shares are offered only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of State Street Research funds. For the period January 1, 2004 through September 30, 2004, the annual service and distribution fees paid by Class B shares had been voluntarily reduced to 0.00%. For the period from October 1, 2004, through December 31, 2004, the annual service and distribution fees paid by Class B shares are 0.25%. Class B shares automatically convert into Class A shares at the end of eight years. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase, and also pay annual service and distribution fees of 1.00% of average daily net assets. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an investment management subsidiary of MetLife, Inc. ("MetLife"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any service or distribution fees. The fund's expenses are borne prorata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the plans of distribution, related specifically to that class. Income, expenses (other than service and distribution fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the fund in preparing its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America.

A. Investment Valuation
Values for listed equity securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("Nasdaq") system are valued at closing prices supplied through such system. If not quoted on the Nasdaq system, such securities are valued at prices obtained from independent brokers. In the absence of recorded sales, valuations are at the mean of the closing bid and asked quotations. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Trustees. In the event that the market quotations for a portfolio instrument are not deemed to be readily available, the Adviser's Valuation Committee determines the fair value for such portfolio instrument. The fair value of any such portfolio instruments are determined based upon a consideration of all available facts and information. The fair valuation of a restricted portfolio instrument reflects the inherent worth of the portfolio instrument, without regard to the restrictive feature, adjusted for

The notes are an integral part of the financial statements.

                                       State Street Research Investment Trust  9

--------------------------------------------------------------------------------
any diminution in value resulting from the restrictive feature. The Adviser and the custodian also monitor domestic and foreign markets and news information for any developing events that may have an impact on the valuation of portfolio instruments. Such monitoring includes general market news and financial market information sources currently utilized in making investment decisions, trading and investment personnel located abroad, foreign regional brokers, and/or foreign custodians. The value assigned to these securities is based upon available information at the time, and does not necessarily represent the amount which might ultimately be realized upon sale.

B. Security Transactions
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered. As part of the custodian contract between the custodian bank and the fund, the custodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restriction to cover any advances made by the custodian bank for the settlement of securities purchased by the fund. At December 31, 2004, the payable to the custodian bank of $249,918 represents the amount due for cash advances for the settlement of securities purchased.

C. Net Investment Income
Net investment income is determined daily and consists of interest and dividends accrued and discount earned, less the estimated daily expenses of the fund. Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date.

D. Dividends
Dividends from net investment income are normally declared and paid or reinvested annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The fund has designated $11,041,266 as ordinary income dividends and $0 as long-term capital gains distributions.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. The difference is primarily due to differing treatments for wash sale deferrals.

E. Federal Income Taxes
No provision for federal income taxes is necessary because the fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

At December 31, 2004, the fund had a capital loss carryforward of $310,580,746 available, to the extent provided in regulations, to offset future capital gains, if any, which expires on December 31, 2010.

To the extent book/tax differences are permanent in nature, such amounts are reclassified within the capital accounts based on federal tax basis treatment. The fund reclassified for book purposes amounts arising from permanent book/tax differences primarily relating to dispositions of securities that have different bases for financial reporting and tax purposes. At December 31, 2004, the components of distributable earnings on a tax basis differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences largely arising from wash sales, and capital loss carryforwards. At December 31, 2004, the tax basis distributable earnings were $655,370 in undistributed ordinary income, $0 in undistributed short-term capital gains and $0 in undistributed long-term gains.

F. Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

G. Securities Lending
The fund may seek additional income by lending portfolio securities to qualified institutions. The fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the fund will bear the loss. At December 31, 2004, the value of the securities loaned and the value of collateral were $52,028,600 and $53,465,159 (consisting entirely of cash collateral invested in State Street Navigator Securities Lending Prime Portfolio), respectively. The collateral was marked to market the next business day and made equal to at least 100% of the current market value of the loaned securities and accrued interest. During the year ended December 31, 2004, income from securities lending amounted to $108,528.

Note 2
The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.55% of the first $500 million of net assets annually, 0.50% of the next $500 million, and 0.45% of any amount over $1 billion. In consideration of these fees, the Adviser furnishes the fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the year ended December 31, 2004, the fees pursuant to such agreement amounted to $7,270,745.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), provides certain shareholder services to the fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the fund. In addition, MetLife receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, such as employee benefit plans, through or under which shares of the fund may be purchased. Total shareholder service costs are allocated to each fund in the same ratios as the transfer agent costs. During the year ended December 31, 2004, the amount of such expenses allocated to the fund was $1,072,422.

The fund has entered into an arrangement with its custodian whereby credits realized as a result of directed brokerage commissions were used to reduce a portion of the fund's expenses. During the year ended December 31, 2004, the fund's custodian fees were reduced by $115,878 under this arrangement.

The fees of the Trustees not currently affiliated with the Adviser amounted to $61,721 during the year ended December 31, 2004.

The fund has agreed to pay the Adviser for certain administrative costs incurred in providing other assistance and services to the fund. The fee was based on a fixed amount that has been allocated equally among the State Street Research funds. During the year ended December 31, 2004, the amount of such expenses was $110,725.

During the year ended December 31, 2004, the Adviser conducted an internal review regarding the use of fund brokerage commissions in consideration of the distribution of shares. In connection with this review, the Adviser determined to reimburse the fund the entire amount of any such identified brokerage commissions, and reviewed this matter with the Trustees of the fund. The reimbursement was allocated among the fund's shares classes as follows: $338,360 to Class A; $198,252 to Class B(1); $137,911 to Class B; $19,934 to Class C; and $420,569 to Class S. These amounts are shown in the total amount of $1,115,026 as "Net increase from payment by affiliate" on the Statement of Operations.

On February 19, 2004, the Distributor entered into an agreement with the NASD resolving all outstanding issues relating to an investigation by the NASD of the Distributor's email retention practices and supervision of trading activity in shares of the State Street Research funds. The Distributor, without admitting or denying the allegations or the findings set forth in the agreement, and solely for the purposes of the settlement, agreed to the entry of certain findings by the NASD relating to the Distributor's compliance with document retention requirements and the Distributor's supervision of enforcement of shareholder exchange limitations set forth in the funds' prospectuses. The agreement contains no allegations or findings of fraudulent conduct by the Distributor. As part of this agreement the Distributor made a payment to the fund to compensate the fund for losses relating to the exchange of fund shares beyond the annual limit set forth in the fund's prospectus. The payment was allocated among the fund's share classes as follows: $3,110 to Class A; $1,922 to Class B(1); $1,632 to Class B; $214 to Class C and $3,936 to Class S. These amounts are shown in the total amount of $10,814 as "Net increase from payment by affiliate" in the Statement of Operations.

Note 3
For the year ended December 31, 2004, purchases and sales of securities, exclusive of short-term obligations, aggregated $1,212,751,979, and $1,459,666,224, respectively.

Note 4
The Trust has adopted plans of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plans, the fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B(1), Class B and Class C shares. In addition, the fund pays annual distribution fees of 0.05% of average daily net assets for Class A shares . The fund pays annual distribution fees of 0.75% of average daily net assets for Class B(1), Class B and Class C shares. For the period January 1, 2004 through September 30, 2004, the annual service and distribution fees paid by the Class B shares had been voluntarily reduced to 0.00%. For the period from October 1, 2004, through December 31, 2004, the annual service and distribution fees paid by Class B shares was 0.25%. The Distributor uses such payments for personal services and/or the maintenance of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the year ended December 31, 2004, fees pursuant to such plans amounted to $1,276,280, $2,580,539 and $277,310 for Class A, Class B(1) and Class C shares, respectively. For Class A, Class B and Class C shares, the payments are intended to reimburse the distributor for expenditures incurred under the plan, and any unused payments are returnable to the fund. As of December 31, 2004, there were $7,587,442, $61,730 and $2,773,860 for Class A, Class B and Class C shares, respectively, of unreimbursed distribution and shareholder servicing related expenses to be carried forward to future plan years. For Class B(1) shares, the payments compensate the distributor for services and expenditures incurred under the plan, and none of the payments are returnable to the fund. During the year ended December 31, 2004, the Distributor reimbursed a total of $383,809 to Class B shares of the fund reflecting the estimated excess of payments received over costs incurred under the plan. The gross reimbursement amount of $383,809 was netted with the Class B distribution fee of $112,112. The net amount of $271,697 is shown as "Reimbursement of distribution fees" in the Statement of Operations.

The fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of MetLife, earned initial sales charges aggregating $286,209 and $1,563,803, respectively, on sales of Class A shares of the fund during the year ended December 31, 2004, and that MetLife Securities, Inc. earned commissions aggregating $1,958,935 and $12,787 on sales of Class B(1) and Class C shares, respectively, and the Distributor collected contingent deferred sales charges aggregating $719,979, $1,355 and $629 on redemptions of Class B(1), Class B and Class C shares, respectively, during the same period.

Note 5
Effective as of the close of business on January 28, 2005 (the "Reorganization Date"), BlackRock Select Equity Portfolio (the "BlackRock Fund") acquired all of the assets and certain stated liabilities of the fund. The acquisition was accomplished by a tax-free exchange of 43,312,319; 26,457,053; 16,812,187;
2,547,405 and 52,135,357 Class A, B(1), B, C and S shares, respectively, of the fund for 33,699,680; 20,445,290; 12,763,488; 1,973,602 and 40,671,685 Class A,
B, A, C and Institutional shares, respectively, of the BlackRock Fund outstanding on the Reorganization Date. The fund's net assets of that date valued at $1,363,402,302, including net unrealized appreciation of investments of $325,455,127, were combined with those of the BlackRock Fund. All shares were exchanged at net asset value.

Note 6
The Trustees have the authority to issue an unlimited number of shares of beneficial interest at $0.001 par value per share. These transactions break down by share class as follows:

                                                                                           Years ended December 31
                                                                   -------------------------------------------------------------
                                                                               2004                          2003
                                                                   -------------------------------------------------------------
Class A                                                               Shares          Amount          Shares         Amount
--------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                          7,777,402    $ 72,437,625      11,468,717    $  88,009,193
Issued upon reinvestment of dividend from net investment income        215,060       2,106,735              --               --
Shares redeemed                                                    (10,619,672)    (99,155,724)    (19,334,342)    (145,675,277)
                                                                   -----------    ------------     -----------    -------------
Net decrease                                                        (2,627,210)   $(24,611,364)     (7,865,625)   $ (57,666,084)
                                                                   ===========    ============     ===========    =============

Class B(1)                                                            Shares          Amount          Shares         Amount
--------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                          1,557,302    $ 13,790,796       2,971,390    $  22,284,050
Shares redeemed                                                     (5,767,580)    (51,103,858)     (6,814,102)     (49,569,001)
                                                                   -----------    ------------     -----------    -------------
Net decrease                                                        (4,210,278)   $(37,313,062)     (3,842,712)   $ (27,284,951)
                                                                   ===========    ============     ===========    =============

Class B                                                               Shares          Amount          Shares         Amount
--------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                             84,836    $    772,590         521,526    $   3,987,610
Issued upon reinvestment of dividend from net investment income        328,939       3,138,258              --               --
Shares redeemed                                                    (10,819,289)    (99,254,421)    (10,778,170)     (81,546,511)
                                                                   -----------    ------------     -----------    -------------
Net decrease                                                       (10,405,514)   $(95,343,573)    (10,256,644)   $ (77,558,901)
                                                                   ===========    ============     ===========    =============

Class C                                                               Shares          Amount          Shares         Amount
--------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                            107,171    $    954,537         202,046    $   1,546,464
Shares redeemed                                                       (998,214)     (8,903,368)     (1,292,549)      (9,623,519)
                                                                   -----------    ------------     -----------    -------------
Net decrease                                                          (891,043)   $ (7,948,831)     (1,090,503)   $  (8,077,055)
                                                                   ===========    ============     ===========    =============

Class S                                                               Shares          Amount          Shares         Amount
--------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                            467,698    $  4,448,303       1,107,804    $   8,683,091
Issued upon reinvestment of dividend from net investment income        289,713       2,867,141         131,922          923,795
Shares redeemed                                                     (7,549,863)    (71,927,736)     (7,917,272)     (62,795,305)
                                                                   -----------    ------------     -----------    -------------
Net decrease                                                        (6,792,452)   $(64,612,292)     (6,677,546)   $ (53,188,419)
                                                                   ===========    ============     ===========    =============

                                       State Street Research Investment Trust 11

-----------------
        FINANCIAL
-----------------
                Highlights

For a share outstanding throughout each year:

                                                                                              Class A
                                                                 ------------------------------------------------------------------
                                                                                      Years ended December 31
                                                                 ------------------------------------------------------------------
                                                                  2004(a)(c)(d)    2003(a)    2002(a)(e)    2001(a)(e)   2000(a)(e)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ($)                                9.18          7.07          9.70         11.98       14.01
                                                                    ------         -----       -------       -------      ------
  Net investment income (loss) ($)                                    0.05          0.01          0.01        (0.01)      (0.00)
  Net realized and unrealized gain (loss) on investments ($)          0.90          2.10         (2.64)        (2.20)      (0.78)
                                                                    ------         -----       -------       -------      ------
Total from investment operations ($)                                  0.95          2.11         (2.63)        (2.21)      (0.78)
                                                                    ------         -----       -------       -------      ------
  Dividends from net investment income ($)                           (0.05)           --            --            --          --
  Distributions from capital gains ($)                                  --            --            --         (0.07)      (1.25)
                                                                    ------         -----       -------       -------      ------
Total distributions ($)                                              (0.05)           --            --         (0.07)      (1.25)
                                                                    ------         -----       -------       -------      ------
Net asset value, end of year ($)                                     10.08          9.18          7.07          9.70       11.98
                                                                    ======         =====       =======       =======      ======
Total return (%)(b)                                                  10.35         29.84        (27.11)       (18.44)      (5.90)

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year ($ thousands)                            439,925       424,723       382,598       654,911     846,485
Expense ratio (%)                                                     1.15          1.21          1.11          1.11        0.94
Expense ratio after expense reductions (%)                            1.14          1.21          1.10          1.10        0.93
Ratio of net investment income (loss) to average net assets (%)       0.54          0.16          0.16         (0.06)      (0.02)
Portfolio turnover rate (%)                                          84.35         66.48         75.46        105.61       86.64

                                                                                              Class B(1)
                                                               --------------------------------------------------------------------
                                                                                        Years ended December 31
                                                               --------------------------------------------------------------------
                                                                2004(a)(c)(d)     2003(a)     2002(a)(e)    2001(a)(e)   2000(a)(e)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ($)                                8.76          6.79          9.40         11.68      13.79
                                                                    ------         -----       -------       -------      ------
  Net investment loss ($)                                            (0.02)        (0.04)        (0.04)        (0.08)      (0.10)
  Net realized and unrealized gain (loss) on investments ($)          0.86          2.01         (2.57)        (2.13)      (0.76)
                                                                    ------         -----       -------       -------      ------
Total from investment operations ($)                                  0.84          1.97         (2.61)        (2.21)      (0.86)
                                                                    ------         -----       -------       -------      ------
  Distributions from capital gains ($)                                  --            --            --         (0.07)      (1.25)
                                                                    ------         -----       -------       -------      ------
Total distributions ($)                                                 --            --            --         (0.07)      (1.25)
                                                                    ------         -----       -------       -------      ------
Net asset value, end of year ($)                                      9.60          8.76          6.79          9.40       11.68
                                                                    ======        ======       =======       =======      ======
Total return (%)(b)                                                   9.59         29.01       (27.77)        (18.92)      (6.58)

Ratios/Supplemental Data:
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year ($ thousands)                            258,085       272,369       237,325       402,415    473,407
Expense ratio (%)                                                     1.85          1.91          1.81          1.81       1.66
Expense ratio after expense reductions (%)                            1.84          1.91          1.80          1.80       1.65
Ratio of net investment loss to average net assets (%)               (0.17)        (0.54)        (0.54)        (0.76)      (0.73)
Portfolio turnover rate (%)                                          84.35         66.48         75.46        105.61      86.64

                                                                                                Class B
                                                               --------------------------------------------------------------------
                                                                                        Years ended December 31
                                                               --------------------------------------------------------------------
                                                               2004(a)(c)(d)(f)  2003(a)(f)   2002(a)(e)    2001(a)(e)   2000(a)(e)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ($)                                9.03          6.91          9.48         11.75       13.80
                                                                    ------         -----       -------       -------      ------
  Net investment income (loss) ($)                                    0.08          0.04          0.01         (0.04)      (0.04)
  Net realized and unrealized gain (loss) on investments ($)          0.89          2.08        (2.58)         (2.16)      (0.76)
                                                                    ------         -----       -------       -------      ------
Total from investment operations ($)                                  0.97          2.12        (2.57)         (2.20)      (0.80)
                                                                    ------         -----       -------       -------      ------
  Dividends from net investment income ($)                           (0.17)           --            --            --          --
  Distributions from capital gains ($)                                  --            --            --         (0.07)      (1.25)
                                                                    ------         -----       -------       -------      ------
Total distributions ($)                                              (0.17)           --            --         (0.07)      (1.25)
                                                                    ------         -----       -------       -------      ------
Net asset value, end of year ($)                                      9.83          9.03          6.91          9.48       11.75
                                                                    ======        ======       =======       =======      ======
Total return (%)(b)                                                  10.83         30.68        (27.11)       (18.72)      (6.14)

Ratios/Supplemental Data:
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year ($ thousands)                           174,040        253,829       264,947       549,661     887,018
Expense ratio (%)                                                     0.85          0.91          1.13          1.49        1.23
Expense ratio after expense reductions (%)                            0.84          0.91          1.12          1.48        1.22
Ratio of net investment income (loss) to average net assets (%)       0.90          0.47          0.08         (0.43)      (0.31)
Portfolio turnover rate (%)                                          84.35         66.48         75.46        105.61       86.64

                                                                                                Class C
                                                               --------------------------------------------------------------------
                                                                                        Years ended December 31
                                                               --------------------------------------------------------------------
                                                                2004(a)(c)(d)      2003(a)    2002(a)(e)    2001(a)(e)   2000(a)(e)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ($)                                8.79          6.82          9.43         11.72       13.83
                                                                    ------         -----       -------       -------      ------
  Net investment loss ($)                                            (0.02)       (0.04)         (0.04)        (0.08)      (0.10)
  Net realized and unrealized gain (loss) on investments ($)          0.87          2.01         (2.57)        (2.14)      (0.76)
                                                                    ------         -----       -------       -------      ------
Total from investment operations ($)                                  0.85          1.97         (2.61)        (2.22)      (0.86)
                                                                    ------         -----       -------       -------      ------
  Distributions from capital gains ($)                                  --            --            --         (0.07)      (1.25)
                                                                    ------         -----       -------       -------      ------
Total distributions ($)                                                 --            --            --         (0.07)      (1.25)
                                                                    ------         -----       -------       -------      ------
Net asset value, end of year ($)                                      9.64          8.79          6.82          9.43       11.72
                                                                    ======        ======       =======       =======      ======
Total return (%)(b)                                                   9.67         28.89        (27.68)       (18.94)      (6.56)

Ratios/Supplemental Data:
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year ($ thousands)                            25,510        31,112        31,558         64,297      92,373
Expense ratio (%)                                                     1.85          1.91          1.81          1.81        1.66
Expense ratio after expense reductions (%)                            1.84          1.91          1.80          1.80        1.65
Ratio of net investment loss to average net assets (%)               (0.20)        (0.54)        (0.55)        (0.76)      (0.73)
Portfolio turnover rate (%)                                          84.35         66.48         75.46        105.61       86.64

                                                                                                Class S
                                                               --------------------------------------------------------------------
                                                                                        Years ended December 31
                                                               --------------------------------------------------------------------
                                                                 2004(a)(c)(d)    2003(a)    2002(a)(e)    2001(a)(e)    2000(a)(e)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ($)                                9.32          7.19          9.84         12.10       14.10
                                                                    ------         -----       -------       -------      ------
  Net investment income ($)                                           0.08          0.04          0.04          0.03        0.04
  Net realized and unrealized gain (loss) on investments ($)          0.91          2.12         (2.69)        (2.22)      (0.79)
                                                                    ------         -----       -------       -------      ------
Total from investment operations ($)                                  0.99          2.16         (2.65)        (2.19)      (0.75)
                                                                    ------         -----       -------       -------      ------
  Dividends from net investment income ($)                           (0.10)        (0.03)           --            --          --
  Distributions from capital gains ($)                                  --            --            --         (0.07)      (1.25)
                                                                    ------         -----       -------       -------      ------
Total distributions ($)                                              (0.10)        (0.03)           --         (0.07)      (1.25)
                                                                    ------         -----       -------       -------      ------
Net asset value, end of year ($)                                     10.21          9.32          7.19          9.84       12.10
                                                                    ======        ======       =======       =======      ======
Total return (%)(b)                                                  10.68         30.16        (26.93)       (18.09)      (5.64)

Ratios/Supplemental Data:
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year ($ thousands)                            543,573       559,410       479,275       753,064   1,006,378
Expense ratio (%)                                                     0.85          0.91          0.81          0.81        0.66
Expense ratio after expense reductions (%)                            0.84          0.91          0.80          0.80        0.65
Ratio of net investment income to average net assets (%)              0.83          0.46          0.46          0.24        0.26
Portfolio turnover rate (%)                                          84.35         66.48         75.46        105.61       86.64

(a)  Per-share figures have been calculated using the average shares method.

(b)  Does not reflect any front-end or contingent deferred sales charges.

(c) During the year ended December 31, 2004, the distributor made restitution payments to the fund as part of a settlement with NASD. These payments had no effect on net realized and unrealized gain on investments per share.

(d) During the year ended December 31, 2004, the adviser reimbursed the fund as part of an internal review regarding the use of fund brokerage commissions. This payment increased net realized and unrealized gain on investments per share by $0.01, and increased total return by 0.11%.

(e)  Audited by other auditors

(f) During the years ended December 31, 2003 and December 31, 2004, the distributor reimbursed Class B shares of the fund the estimated excess of payments received over costs incurred under the 12b-1 plan. The effect of this reimbursement was to increase net investment income per share $0.03 and $0.02, respectively, increase the total return 0.40% and 0.22%, respectively and increase the ratio of net investment income to average net assets 0.40% and 0.19%, respectively.

                                       State Street Research Investment Trust 13

---------
REPORT OF
---------

Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of State Street Research Investment Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio holdings, of State Street Research Investment Trust (the "Fund"), a series of State Street Research Master Investment Trust, as of December 31, 2004, and the related statement of operations for the year then ended, and the statement of changes in net assets, and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the three-year period ended December 31, 2002, were audited by other auditors whose report dated February 12, 2003, expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2004, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts

February 25, 2005

---------
REPORT ON
---------
                Special Meeting of Shareholders


A Special Meeting of Shareholders of the State Street Research Investment Trust, a series of State Street Research Master Investment Trust, was convened on December 27, 2004 ("Meeting"). The results of the Meeting are set forth below.

                                                            Votes (millions of shares)
                                                        --------------------------------
Action on Proposal                                         For       Against     Abstain
----------------------------------------------------------------------------------------
For All Classes of Investment Trust
To approve an Agreement and Plan of Reorganization
providing for the acquisition of all of the assets
and certain stated liabilities of the State Street
Research Investment Trust, a series of State
Street Research Master Investment Trust, by the
BlackRock Select Equity Portfolio, a series of
BlackRock Funds ........................................   74.8        5.4         5.3


                                       State Street Research Investment Trust 15

---------------------
TRUSTEES AND OFFICERS
---------------------
        State Street Research Master Investment Trust


                                                                                           Number of Funds           Other
Name,                Position(s)   Term of Office                                          in Fund Complex        Directorships
Address               Held with     and Length of           Principal Occupations            Overseen by              Held by
and Age(a)              Fund       Time Served(b)            During Past 5 Years          Trustee/Officer(c)      Trustee/Officer
===================================================================================================================================
Independent Trustees
Bruce R. Bond          Trustee         Since         Retired; formerly Chairman of the          18              Avaya Inc.
(58)                                   1999          Board, Chief Executive Officer and
                                                     President, PictureTel Corporation
                                                     (video conferencing systems)
                                                     Retired, formerly Partner
                                                     PricewaterhouseCoopers LLP
-----------------------------------------------------------------------------------------------------------------------------------
Peter S. Drotch        Trustee         Since         Retired, formerly Partner                  18              First Marblehead
(62)                                   2004          PricewaterhouseCoopers LLP                                 Corp.
-----------------------------------------------------------------------------------------------------------------------------------
Steve A. Garban        Trustee         Since         Retired; formerly Senior Vice              52              Metropolitan
(67)                                   1997          President for Finance and                                  Series Fund, Inc.;
                                                     Operations and Treasurer, The                              and Metropolitan
                                                     Pennsylvania State University                              Series Fund II The
                                                                                                                Kroger Co.
-----------------------------------------------------------------------------------------------------------------------------------
Susan M. Phillips      Trustee         Since         Dean, School of Business and Public        18              The Kroger Co.
(60)                                   1998          Management, George Washington
                                                     University; formerly a member of
                                                     the Board of Governors of the
                                                     Federal Reserve System; and
                                                     Chairman and Commissioner of the
                                                     Commodity Futures Trading
                                                     Commission
-----------------------------------------------------------------------------------------------------------------------------------
Toby Rosenblatt        Trustee         Since         President, Founders Investments            52              A.P. Pharma, Inc.;
                                                                                                                Metropolitan Series
(66)                                   1990          Ltd. (investments); President,                             Fund, Inc.; and
                                                     Pacific Four Investments                                   Metropolitan Series
                                                     (investments); formerly President,                         Fund II
                                                     The Glen Ellen Company (private
                                                     investment firm)
-----------------------------------------------------------------------------------------------------------------------------------
Michael S.             Trustee         Since         Jay W. Forrester Professor of              52              Metropolitan Series
Scott Morton (67)                      1989          Management (Emeritus), Sloan School                        Fund, Inc.; and
                                                     of Management, Massachusetts                               Metropolitan Series
                                                     Institute of Technology                                    Fund II
===================================================================================================================================
Interested Trustees
Richard S. Davis(+)    Trustee         Since         Chairman of the Board, President           18              None
(59)                                   2000          and Chief Executive Officer of
                                                     State Street Research & Management
                                                     Company; formerly Senior Vice
                                                     President, Fixed Income
                                                     Investments, Metropolitan Life
                                                     Insurance Company
===================================================================================================================================
Officers
C. Kim Goodwin         Vice            Since         Managing Director and Chief                17              Akamai
(45)                   President       2002          Investment Officer - Equities of                           Technologies, Inc.
                                                     State Street Research & Management
                                                     Company; formerly Chief Investment
                                                     Officer - U.S. Growth Equities,
                                                     American Century
-----------------------------------------------------------------------------------------------------------------------------------
John S. Lombardo       Vice            Since         Managing Director, Chief Financial         18               None
(50)                   President       2001          Officer and Director of State
                                                     Street Research & Management
                                                     Company; formerly Executive Vice
                                                     President, State Street Research &
                                                     Management Company; and Senior Vice
                                                     President, Product and Financial
                                                     Management, MetLife Auto & Home
-----------------------------------------------------------------------------------------------------------------------------------
Gregory S. Markel      Vice            Since         Senior Vice President of State             1               None
(41)                   President       2002          Street Research & Management
                                                     Company; formerly, Vice President,
                                                     State Street Research & Management
                                                     Company
-----------------------------------------------------------------------------------------------------------------------------------
John T. Wilson (41)    Vice            Since         Managing Director of State Street          1               None
                       President       1996          Research & Management Company;
                                                     formerly, Senior Vice President of
                                                     State Street Research & Management
                                                     Company
-----------------------------------------------------------------------------------------------------------------------------------
Douglas A. Romich      Treasurer       Since         Senior Vice President and Treasurer        18              None
(47)                                   2001          of State Street Research &
                                                     Management Company; formerly Vice
                                                     President and Assistant Treasurer,
                                                     State Street Research & Management
                                                     Company
-----------------------------------------------------------------------------------------------------------------------------------

The fund's Statement of Additional Information includes additional information about the fund's trustees, and is available without charge, by contacting State Street Research, One Financial Center, Boston, Massachusetts 02111-2690, or by calling toll-free 1-87-SSR-FUNDS (1-877-773-8637).

(a) The address of each person is c/o State Street Research & Management Company, One Financial Center, Boston, MA 02111-2690.

(b) A Trustee serves until he or she retires, resigns or is removed as provided in the master trust agreement of the respective Trust. Each Trust has adopted a mandatory retirement age of 72. Each officer holds office until he or she resigns, is removed or a successor is elected.

(c) Includes all series of 9 investment companies for which State Street Research & Management Company serves as sole investment advisor and all series of Metropolitan Series Fund, Inc. and Metropolitan Series Fund II. The primary advisor to Metropolitan Series Fund, Inc. and Metropolitan Series Fund II is MetLife Advisers, LLC, which has retained State Street Research & Management Company as sub-advisor to certain series of Metropolitan Series Fund, Inc.

(+) Mr. Davis is an "interested person" of the Trust under the Investment Company Act of 1940 by reason of his affiliation with the Trust's Investment Manager, State Street Research & Management Company, as noted.

The Officers and Trustees set forth above were the officers and trustees of the Fund as of December 31, 2004. As described elsewhere in the report, the Fund was reorganized into a Series of BlackRock Funds, which has a different set of officers and directors.

                                                                ------------
                                                                  PRSRT STD
[LOGO] STATE STREET RESEARCH                                    U.S. POSTAGE
       One Financial Center                                         PAID
       Boston, MA 02111-2690                                      PERMIT #6
                                                                 HUDSON, MA
                                                                ------------


================================================================================



Investors should carefully consider the
fund's investment objective, risks, charges and expenses before investing. The fund's prospectus contains more complete information on these and other matters. A prospectus for the fund is available through your financial professional, or by calling toll-free
1-877-773-8637. Please read the prospectus carefully before investing.


This report must be accompanied or preceded by a current prospectus.

"State Street Research Proxy Voting Policies and Procedures"--which describes how we vote proxies relating to portfolio securities--is available upon request free of charge, by calling 1-877-773-8637 or by accessing the U.S. Securities and Exchange Commission website at www.sec.gov.


Member NASD, SIPC
(C)2005 State Street Research Investment Services, Inc.
One Financial Center
Boston, MA 02111-2690
www.ssrfunds.com
CONTROL NUMBER:(exp0206)SSR-LD                                     IT-1220-0205
================================================================================

                               FORM N-CSR(2 OF 3)

ITEM 2: CODE OF ETHICS

     (a) The Registrant has, as of the end of the period covered by this report, adopted a code of ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in the instructions to Form N-CSR that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

     (b) Omitted

     (c) During the period covered by this report, there were not any amendments to the provisions of the code of ethics adopted in 2(a) above.

     (d) During the period covered by this report, there were not any waivers or implicit waivers to a provision of the code of ethics adopted in 2(a) above.

     (e) Not applicable.

     (f) Not applicable.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT

       The Registrant's Board of Trustees has determined that Steve A. Garban, a member of the Registrant's Board of Trustees and Audit Committee, qualifies as an "audit committee financial expert" as such term is defined in the instructions to Form N-CSR. Mr. Garban is "independent", as defined in the instructions to Form N-CSR.

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES


(a) Audit Fee
    Fiscal year ended December 31, 2003     $24,000
    Fiscal year ended December 31, 2004     $26,500

(b) Audit-Related Fees - Represents fees for assurance and related services related to the audit of the registrant's financial statements.
    Fiscal year ended December 31, 2003     $0
    Fiscal year ended December 31, 2004     $0

(c) Tax Fees - Represents fees for professional services rendered by the principal accountant for tax compliance, tax provision review, and the tax return preparation.
    Fiscal year ended December 31, 2003     $5,800
    Fiscal year ended December 31, 2004     $6,000

(d) All other fees - Represents fees paid to Deloitte & Touche LLP to provide a special review of late trading, market timing and related issues concerning the Registrant.
    Fiscal year ended December 31, 2003     $0
    Fiscal year ended December 31, 2004     $14,000


The Registrant's independent accountants, Deloitte & Touche LLP, did not bill fees for audit-related, tax, or other non-audit services that required pre-approval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant's last two fiscal years.

(e)(1) The Audit Committee has determined that all work performed for the Registrant by Deloitte & Touche LLP will be pre-approved by the full Audit Committee and, therefore, has not adopted pre-approval procedures.

    (2) None.

(f) Not applicable.

(g) Non-Audit Fees - Represents fees for audit-related, tax and other non-audit services rendered by the principal accountant to the Registrant, the Registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant.

    Fiscal Year Ended October 31, 2003  $ 5,800
    Fiscal Year Ended October 31, 2004  $66,000

(h) The Audit Committee of the Registrant has considered whether the non-audit services that were rendered by the Registrant's principal accountant to the Registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant and that were not pre-approved by the Audit Committee are compatible with maintaining the principal accountant's independence.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS
        Not applicable.

ITEM 6: SCHEDULE OF INVESTMENTS
        Not applicable.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES & PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
        Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS
        Not applicable.

ITEM 9: SUBMISSION OF MATTERS TO A VOTE OF SECURITIY HOLDERS

       The Governance Committee will consider nominees recommended by shareholders. Shareholders may submit recommendations to the attention of the Secretary of the Trust, State Street Research & Management Company, One Financial Center, 30th Floor, Boston MA 02111.

ITEM 10: CONTROLS AND PROCEDURES

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting during the Registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.


ITEM 11: EXHIBITS

       (a)(1) Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH

       (a)(2) Certification for each principal executive and principal financial officer of the Registrant required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended
              (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.302CERT

      (b) Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                  State Street Research Master Investment Trust


                     By:     /s/ Richard S. Davis
                          ------------------------------------------------------
                             Richard S. Davis, President, Chairman and
                             Chief Executive Officer
                             Principal Executive Officer

                     Date    February 28, 2005
                          ------------------------------------------------------

                               FORM N-CSR(3 OF 3)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.

                     By:     /s/ Richard S. Davis
                          ------------------------------------------------------
                             Richard S. Davis, President, Chairman and
                             Chief Executive Officer
                             Principal Executive Officer

                     Date    February 28, 2005
                          ------------------------

                     By:     /s/ Douglas A. Romich
                          ------------------------------------------------------
                             Douglas A. Romich, Treasurer
                             Principal Financial Officer

                     Date    February 28, 2005
                          ------------------------